Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 23, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Strategic Trust (“Trust”) (File Nos. 333-160595 and 811-22311)

Schwab® U.S. Broad Market ETF	Schwab® U.S. Dividend Equity ETF
Schwab 1000 Index® ETF	Schwab® International Dividend Equity ETF
Schwab® U.S. Large-Cap ETF	Schwab® International Equity ETF
Schwab® U.S. Large-Cap Growth ETF	Schwab® International Small-Cap Equity ETF
Schwab® U.S. Large-Cap Value ETF	Schwab® Emerging Markets Equity ETF
Schwab® U.S. Mid-Cap ETF	Schwab® High Yield Bond ETF
Schwab® U.S. Small-Cap ETF

Post-Effective Amendment No. 173

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated December 20, 2024, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Robin R. Nesbitt

Robin R. Nesbitt

Corporate Counsel